Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Loss for the year	$ (21,388)	$ (346,876)
Other comprehensive income (loss):
Change in fair value of available-for-sale financial assets	15,878	11,115
Income tax on change in fair value of available-for-sale financial assets	(2,595)	(1,428)
Reversal of unrealized gains on available-for-sale investments on acquistion of Integra, net of taxes	(24,340)
Transfer of realized loss on disposal of availabe-for-sale financial assets		4,901
Actuarial losses on defined benefit pension plans	(3,121)	(1,188)
Total other comprehensive income (loss) for the year	(14,178)	13,400
Total comprehensive loss for the year	(35,566)	(333,476)
Attributable to:
Shareholders of the Company	(24,113)	(330,751)
Non-controlling interests	(11,453)	(2,725)
Total comprehensive loss for the year	$ (35,566)	$ (333,476)